FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Net Debt to Equity Ratio
The net debt-to-equity ratio for the reporting fiscal years is as follows:

	2025	2024
Debt (i)	297,908,081	224,818,416
Cash and current investments	31,415,663	11,251,842
Net debt	266,492,418	213,566,574
Shareholders’ Equity (ii)	1,066,162,358	1,043,341,822
Net debt-to-equity ratio and shareholders’ equity	0.25	0.20
(i)Debt is defined as long and short-term borrowings.
(ii)Shareholders’ equity includes non-controlling interest, which are managed as capital stock.
Schedule of Financial Instruments
32.2 Categories of financial instruments

	2025	2024
Financial Assets
At amortized cost:
Cash and banks	9,760,886	10,490,878
Investments	81,240	84,223
Accounts receivable and other receivables	92,287,138	77,859,992
At fair value through profit or loss:
Investments	21,573,537	676,741

	2025	2024
Financial Liabilities
Amortized cost	464,113,275	441,936,034

Schedule of Monetary Assets and Liabilities Denominated in Foreign Currency
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2025 and 2024 are as follows:

	2025	2024
Liabilities:
United States Dollars	272,844,059	234,292,779
Euros	1,730,608	1,734,548
Brazilian reais	-	557

	2025	2024
Assets:
United States Dollars	8,470,683	13,116,634
Euros	16,502	14,477
Brazilian reais	95	79

Schedule of Foreign Currency Sensitivity Analysis
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2025. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Income for the year	66,093,344	428,527
Shareholders’ Equity	66,093,344	428,527

Schedule of Interest Rate Risk Management
The Group is exposed to the risk of significant fluctuations in interest rates because Group entities have borrowings at both fixed and floating interest rates. The Group manages this risk by maintaining an appropriate combination of fixed- and floating-rate borrowings.

	2025	2024
Financial Assets:
Investments held to maturity (1)	81,240	84,223
Investments at fair value through profit or loss (2)	21,573,537	676,741
Financial Liabilities:
Amortized cost (3)	297,908,081	224,818,416
(1)Fixed-term deposits at fixed rates.
(2)Short-term investments at floating rates.
(3)Related to borrowings, as detailed in Note 24.

Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods	The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	Total
As of December 31, 2025	15%	55,518,521	65,114,540	22,776,210	177,010,975	320,420,246
As of December 31, 2024	21%	20,479,077	6,167,257	117,504,846	95,625,928	239,777,108

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2025		(*)	206,211	412,423	1,816,023	2,025,389	40,037	4,500,083
As of December 31, 2024		(*)	166,634	333,268	1,467,386	3,006,792	-	4,974,080
(*) The average rates in Pesos were 47% and 50% for the fiscal years ended December 31, 2025 and 2024, respectively. The average rates in US Dollars were 13% and 13% for the fiscal years ended December 31, 2025 and 2024, respectively.
Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis
Some of the Group’s financial assets are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets	2025	2024
Assets:
Mutual Funds	21,573,537	676,741	Level 1